E. LOANS, Summary of Loan as follows (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Gross loans	$ 753,012	$ 733,977
Net deferred loan fees	(1,513)	(1,260)
Allowance for loan losses	(10,092)	(9,970)
Net loans	741,407	722,747
Commercial real estate
Gross loans	404,964	399,993
Real estate construction
Gross loans	38,163	44,816
Real Estate Multi family
Gross loans	83,944	63,597
Real Estate 1 to 4 family
Gross loans	173,441	171,964
Commercial and industrial
Gross loans	50,870	52,033
Consumer
Gross loans	1,630	1,574
FNB Bancorp Originated
Gross loans	636,220	595,997
Net deferred loan fees	(1,513)	(1,260)
Allowance for loan losses	(10,092)	(9,970)
Net loans	624,615	584,767
FNB Bancorp Originated | Commercial real estate
Gross loans	331,392	314,141
FNB Bancorp Originated | Real estate construction
Gross loans	36,654	38,909
FNB Bancorp Originated | Real Estate Multi family
Gross loans	74,712	47,607
FNB Bancorp Originated | Real Estate 1 to 4 family
Gross loans	148,993	153,872
FNB Bancorp Originated | Commercial and industrial
Gross loans	42,839	39,894
FNB Bancorp Originated | Consumer
Gross loans	1,630	1,574
PNCI
Gross loans	115,559	136,676
Net deferred loan fees	0	0
Allowance for loan losses	0	0
Net loans	115,559	136,676
PNCI | Commercial real estate
Gross loans	72,339	84,548
PNCI | Real estate construction
Gross loans	1,509	5,907
PNCI | Real Estate Multi family
Gross loans	9,232	15,990
PNCI | Real Estate 1 to 4 family
Gross loans	24,448	18,092
PNCI | Commercial and industrial
Gross loans	8,031	12,139
PNCI | Consumer
Gross loans	0	0
PCI
Gross loans	1,233	1,304
Net deferred loan fees	0	0
Allowance for loan losses	0	0
Net loans	1,233	1,304
PCI | Commercial real estate
Gross loans	1,233	1,304
PCI | Real estate construction
Gross loans	0	0
PCI | Real Estate Multi family
Gross loans	0	0
PCI | Real Estate 1 to 4 family
Gross loans	0	0
PCI | Commercial and industrial
Gross loans	0	0
PCI | Consumer
Gross loans	$ 0	$ 0